NET GAIN ON SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
NET GAIN ON SECURITIES [Abstract]
Net Gain on Securities
This item consists of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Net gain (loss) on investments at fair value through profit or loss	325,808	(114,892)	(102,761)
Net gain in associates	117,089	104,461	74,021
(Provision) of credit loss for investments at fair value with changes in other comprehensive income, note 6(b)	(4,321)	(58,260)	(6,816)
Net (loss) gain on investments at fair value with changes in other comprehensive income	(14,917)	75,273	65,976
Others	1,485	(1,114)	(1,770)
Total	425,144	5,468	28,650